EQUITY	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
NOTE 13:-	EQUITY

a.	Ordinary shares:

Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to participate in the distribution of excess assets upon liquidation of the Company.

b.	Issued and outstanding share capital:

On March 9 2014, the Company completed a round of financing for the aggregate amount of $  10.44 million, in consideration for 1.13 million of the Company’s ordinary shares at a price per share of $  9.25.

c.	Options:

1.
In November 2003 the Company adopted an Employee Share Option Plan (2003) (the “2003 Plan”).  The Board of Directors of the Company approves, from time to time, increases to the number of shares reserved under the 2003 Plan. To date, the options under the 2003 Plan are and have been granted in accordance with Section 102 to the Israeli Income Tax Ordinance in the Capital Gains Track, all subject to the provisions of the Israeli Income Tax Ordinance. The grant of options is subject to the approval of the Board of Directors of the Company. The exercise price of the options shall be determined by the Board of Directors in its discretion, provided that the price per share is not less than the nominal value of each share. The options usually vest over a period of four years and are valid for a period of five years from the date of grant. The 2003 Plan terminated at the end of November 2013.

2.
On November 30, 2011, the Board of Directors approved an amendment to the 2003 Plan whereby in the event a cash dividend is paid out to the Company’s shareholders, the Board of Directors may adjust the exercise price of any options granted prior to the record date of the dividend distribution but not exercised as of such date.

3.
In December 2013 the Company adopted an Employee Share Option Plan (2013) (the “2013 Plan”).  The Board of Directors of the Company approved 376,712 of shares reserved under the 2013 Plan. To date, the options under the 2013 Plan are granted in accordance with Section 102 to the Israeli Income Tax Ordinance in the Capital Gains Track, all subject to the provisions of the Israeli Income Tax Ordinance. The grant of options is subject to the approval of the Board of Directors of the Company. The exercise price of the options shall be determined by the Board of Directors in its discretion, provided that the price per share is not less than the nominal value of each share, or to the extent required pursuant to applicable law or to qualify for favorable tax treatment, not less than 100% of the closing price of the share on the market on the date of grant or average of the closing price within a specific time frame prior to the grant as determined by the Board of Directors or a committee of the Board of Directors. Generally, options vest over a period of four years are valid for a period of seven years from the date of grant.

4.	A summary of employee option activity under the Company’s Stock Option Plans and RSU’s as of December 31, 2016 and changes during the year ended December 31, 2016 are as follows:

			Weighted-
			average
		Weighted-	remaining	Aggregate
		average	contractual	intrinsic
	Number of	exercise	term	value (in
	options	price	(in years)	thousands)

Outstanding at January 1, 2016	416,784	$4.02
Granted	250,000	$5.94
Exercised	(99,400)	$1.09
Forfeited	(11,250)	$0.77
Outstanding at December 31, 2016	556,134	$3.99	4.4	$1,562

Exercisable at December 31, 2016	240,634	$1.54	2.12	$1,265

Vested and expected to vest at December 31, 2016	549,984	$3.97	4.45	$1,532

The weighted-average grant-date fair value of options granted during the years ended December 31, 2016 and 2015 was $  5.94 and $  8.35, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company’s closing stock price on the last trading day of the fourth quarter of fiscal 2015 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2015. This amount changes based on the fair market value of the Company’s stock.

As of December 31, 2016, there was approximately $ 596 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company’s stock option plans.

That cost is expected to be recognized over a weighted-average period of 0.6 years. Total grant-date fair value of options that vested during the year ended December 31, 2016 was approximately $  253.

5.	The following table summarizes information relating to employees’ stock options and RSU’s outstanding as of December 31, 2016, according to exercise prices:

	Options outstanding			Options exercisable
	Number	Weighted		Number	Weighted
	outstanding at	average		exercisable at	average
exercise	December 31,	remaining	exercise	December 31,	exercise
price	2016	contractual life	price	2016	price
		Years
$3.38	214,734	1.67	$3.38	206,234	$3.38
$0.75	14,400	4.28	$0.75	15,150	$0.75
$8.53	77,000	5.16	$8.53	19,250	$8.53
$5.94	250,000	6.52	$5.94	-	$-

	556,134		$5.15	240,634	$3.61

6.
In January 2011, the Board of Directors appointed the Company’s new Chief Executive Officer (CEO) effective as of February 1, 2011. Under the terms of his employment, the new CEO was granted 246,984 options at an exercise price of $7.00, in accordance with 2003 option plan, which will vest over a three year period, according to the vesting dates as stipulated in the employment agreement, commencing upon the effective date of his employment. The new CEO will also be entitled to an annual performance bonus of up to one year’s salary which will be calculated in accordance with certain fixed criteria relating to the company’s growth and profitability in the year preceding payment of the bonus.

In lieu of the above-mentioned options, on September 12, 2013 the Shareholders resolved to grant to the Company’s Chief Executive Officer options to purchase 246,984 Ordinary Shares of the Company with an exercise price per share of $3.38, reflecting the average closing price of the share during a 90 day period preceding the date on which the Board of Directors approved the Compensation Policy of the Company, July 8, 2013. The options shall vest over a period of two years, such that at the end of each three month period from the date of the Shareholders resolution, the Chief Executive Officer shall be entitled to one eighth of the options. The exercise price of the options shall be adjusted for stock dividend. The fair value of the new options measured at $599 as of the grant day.

7.
On August 31, 2011, the Board of Directors resolved to issue to the Company’s Chief Financial Officer, options exercisable to 10,000 of the company’s ordinary shares, pursuant to the plan, which will vest in four equal annual installments over a period of four years, commencing as of date of the grant, at an exercise price of $  4.80 per share.

In lieu of the above-mentioned options, on July 8, 2013 the Board of Directors resolved to grant to the Company’s Chief Finance Officer options to purchase 20,000 Ordinary Shares of the Company with an exercise price per share of $3.38, reflecting the average closing price of the share during a 90 day period preceding the date on which the Board of Directors approved the Compensation Policy of the Company, July 8, 2013. The options shall vest over a period of two years, such that at the end of each three month period from the date of the Board of Directors resolution, the Chief Finance Officer shall be entitled to one eighth of the options. The fair value of the new options measured at $31 as of the grant day.

8.
On July 8, 2013, the Board of Directors resolved to issue to the Company’s employees, options exercisable to 41,000 of the company’s ordinary shares, pursuant to the plan, which will vest in four equal annual installments over a period of four years, commencing as of date of the grant, at an exercise price of $  3.38 per share.

10.
In 2014, the Board of directors resolved to issue to the Company’s employees and directors Restricted Stock Units exercisable to 46,300 of the Company’s ordinary shares, pursuant to the 2013 plan, which will vest in four equal installments over a period of four years, commencing as of March 27, 2014, at an exercise price of 3 NIS per share.

11.
On February 26, 2015, the Board of Directors resolved to issue to certain of the Company’s employees options exercisable for 77,000 of the Company’s ordinary shares pursuant to the 2013 Plan. These options vest in four equal annual installments over a period of four years, commencing as of the date of the grant, at an exercise price of $8.35 per share.

12.
On July 06, 2016, the Board of Directors resolved to issue to certain of the Company’s employees options exercisable for 250,000 of the Company’s ordinary shares pursuant to the 2013 Plan. These options vest in four equal annual installments over a period of four years, commencing as of the date of the grant, at an exercise price of $5.94 per share.

13.	As of December 31, 2016, 15,662 options are available for future grant under the 2013 Plan.

d.	Dividends:

Any dividend distributed by the Company will be declared and paid in dollars, subject to statutory limitations. The Company’s policy is not to declare dividends out of tax exempt earnings.